BONDS PAYABLE - Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
BONDS PAYABLE
2021	¥ 2,158,266	$ 330,769
2022	222,796	34,145
2023	152,544	23,378
2024	189,988	29,117
2025	125,244	19,194
2026 and thereafter	¥ 222,119	$ 34,041